Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Current Assets	$ 227,724	$ 260,910
Non-current Assets	2,014,041	2,382,939
Current Liabilities	274,913	264,792
Non-current Liabilities	814,415	940,213
Net assets	2,241,765	2,643,849
Book value of controlling interests	73,792	82,965
Revenues	328,546	331,721	$ 256,980
Comprehensive loss for the year	(33,803)	226,586	279,471
Cash of Operating activities	103,505	135,586	101,535
Cash of Operating activities	103,505	135,586	101,535
Cash of investing activities	83,250	98,240	89,665
Net cash generated from investing activities	83,250	98,240	89,665
Cash of financial activities	(190,938)	(301,401)	(109,434)
Net cash used in financing activities	(190,938)	(301,401)	(109,434)
Net Increase / (decrease) in cash and cash equivalents	(4,183)	(67,575)	$ 81,766
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Statement [Line Items]
Revenues	34,318	34,468
Comprehensive loss for the year	(45,970)	(22,662)
Cash of Operating activities	18,722	15,321
Cash of Operating activities	18,722	15,321
Cash of investing activities	(22,622)	(3,246)
Net cash generated from investing activities	(22,622)	(3,246)
Cash of financial activities	3,450	(11,496)
Net cash used in financing activities	3,450	(11,496)
Net Increase / (decrease) in cash and cash equivalents	(450)	579
Dividends distribution to non-controlling shareholders	(276)	(657)
Panamerican Mall S.A [Member]
Statement [Line Items]
Current Assets	25,610	8,040
Non-current Assets	332,773	419,625
Current Liabilities	9,566	5,435
Non-current Liabilities	78,020	104,086
Net assets	$ 270,797	$ 318,144
Direct interest of non-controlling interest	20.00%	20.00%
Book value of non-controlling interests	$ 54,160	$ 63,628
Direct interest of controlling interest	80.00%	80.00%
Book value of controlling interests	$ 216,637	$ 254,516